Label	Element	Value
Pear Tree Polaris Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pear Tree Polaris Small Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Maximum long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fee Table and Expenses of Small Cap Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of Small Cap Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect Small Cap Fund’s performance. During the most recent fiscal year, Small Cap Fund’s portfolio turnover rate was 30 percent of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in Small Cap Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5 percent return each year and that Small Cap Fund’s operating expenses remain the same as set forth in the table above. The example also assumes that the fee waiver agreement currently in effect expires July 31, 2024; therefore, amounts for 3-, 5- and 10-year periods do not include any adjustment to reflect any fee waivers or expense reimbursements. Only Institutional Shares are subject to fee waiver or expense reimbursement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, Small Cap Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in equity securities, warrants, and rights derivative of or convertible into common stocks, in each case issued by small-cap issuers. Small Cap Fund considers a small-cap issuer to be a company having at the time of purchase by Small Cap Fund a market capitalization of between approximately $100 million to $5 billion, as well as one or more mutual funds, exchange-traded funds (“ETFs”), and business development companies (“BDCs”) that invests at least 80 percent of its net assets in similar securities issued by small-cap issuers.
Small Cap Fund, as part of its principal investment strategy, may invest up to 15 percent of its net assets (determined at the time of investment) in securities of foreign issuers, which includes securities traded on non-U.S. exchanges, American Depositary Receipts (“ADRs”) and foreign securities traded on U.S. exchanges. If such securities have been issued by a small-cap issuer at the time of purchase, Small Cap Fund may include those securities in the portion of its portfolio that is invested in small-cap issuers (at least 80 percent), subject to the 15 percent limit. Fund assets may be invested in any percentage in growth stocks and value stocks. Small Cap Fund’s sub-adviser generally considers growth stocks to be equity securities issued by companies that have sustainable competitive advantages and products or services that potentially could generate significantly greater-than-average revenue and earnings growth. The sub-adviser generally considers value stocks to be equity securities whose recent and/or mid-term performance has lagged relative to the market but whose issuing companies have stable earnings and cash flows and where there are visible and imminent inflection points and catalysts that the sub-adviser expects will result in increased earnings and cash flow, driving stock appreciation.
In managing Small Cap Fund’s portfolio, its sub-adviser uses proprietary quantitative investment technology combined with traditional, value-based, fundamental research to identify potential investments. The sub-adviser uses traditional valuation measures, including price/book ratios and price/sustainable free cash flow ratios to screen its database of more than 40,000 global companies. The sub-adviser uses these measures to identify companies with the greatest potential for undervalued streams of sustainable free cash flow. The sub-adviser conducts fundamental research, interviewing and visiting with company management and creating detailed financial models on potential portfolio investments. The sub-adviser also maintains a “watch-list” of companies, which may be used if the valuation of a company held in Small Cap Fund’s portfolio falls below established limits. Small Cap Fund is “non-diversified,” that is, it may invest a higher percentage of its assets in a more limited number of issuers than a diversified portfolio. Although Small Cap Fund does not have an express policy to invest in equity securities of in any specific industry sector, from time to time it has invested more than 25 percent of its total assets in financial services companies.
Small Cap Fund’s sub-adviser may utilize options on existing security positions or indexes in an attempt to improve the risk/return profile of Small Cap Fund’s returns. The extent of the sub-adviser’s use of options may vary over time based on the sub-adviser’s assessment of market conditions and other factors.
Small Cap Fund may invest in other types of derivatives (i.e., a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments) for the purposes of hedging the value of the portfolio and establishing a position in the future. Small Cap Fund may hold cash, or it may manage its cash by investing in cash equivalents and money market funds.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in Small Cap Fund by showing changes in Small Cap Fund’s performance over time. The tables also compare Small Cap Fund’s performance to a broad measure of market performance that reflects the type of securities in which Small Cap Fund invests. Past performance does not necessarily indicate how Small Cap Fund will perform (before and after taxes) in the future. Updated performance information is available at www.peartreefunds.com.
A Note on Performance
Ordinary Shares and Institutional Shares commenced operations on August 3, 1992, and January 6, 1993, respectively. Prior to January 1, 2015, Small Cap Fund had a different sub-adviser and pursued a different principal investment strategy. During the periods reflected below, Small Cap Fund did not offer R6 Shares.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in Small Cap Fund by showing changes in Small Cap Fund’s performance over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.peartreefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how Small Cap Fund will perform (before and after taxes) in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Ordinary Shares The bar chart below provides performance information for Small Cap Fund’s Ordinary Shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar year-to-date return of the Ordinary Shares of Small Cap Fund as of June 30, 2023 was 1.79%.
Best Quarter:	Q4 2020	29.07%
Worst Quarter:	Q1 2020	(36.99)%

Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar year-to-date return of the Ordinary Shares of Small Cap Fund
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.79%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(36.99%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2022
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Ordinary Shares and after-tax returns for Institutional Shares may vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-Tax Returns.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. After-tax returns are shown only for Ordinary Shares and after-tax returns for Institutional Shares may vary. Actual after-tax returns may differ depending on your individual circumstances.

Pear Tree Polaris Small Cap Fund | Risk Not Insured [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in Small Cap Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Pear Tree Polaris Small Cap Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	It is possible to lose money by investing in Small Cap Fund.
Pear Tree Polaris Small Cap Fund | Market, Industry and Specific Holdings [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market, Industry and Specific Holdings. The share price of Small Cap Fund may fall because of weakness in and external shocks to the stock markets, generally, weakness with respect to a particular industry in which Small Cap Fund has significant holdings, or weaknesses associated with one or more specific companies in which Small Cap Fund may have substantial investments.
Pear Tree Polaris Small Cap Fund | Investment Strategies, Generally, and Quantitative Investment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investment Strategies, Generally, and Quantitative Investment Risk. Small Cap Fund’s investment strategy is based on assumptions of market and investor behavior. There are risks that those assumptions are incorrect, become outdated, or do not apply to specific market and political events. In those cases, the investment strategy is likely not to operate as anticipated, causing a loss in the value of Small Cap Fund's portfolio. Small Cap Fund’s quantitative investment model is more complex than a typical non-quantitative strategy, and thus, may be less predictable in how it may react to specific market or political events.
Pear Tree Polaris Small Cap Fund | Small-Capitalization Securities [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Small-Capitalization Securities. Investments in small-capitalization companies typically present greater risks than investments in mid- and large-cap companies and, as a result, the performance of Small Cap Fund may be more volatile than a mutual fund that invests in mid- and large-cap stocks.
Pear Tree Polaris Small Cap Fund | Growth and Value Stock Investing [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Growth and Value Stock Investing. Growth and value investment styles periodically come into and fall out of favor with investors. Growth stocks generally are more volatile than the overall stock market. Value stocks typically carry the risk that market prices may never recognize their intrinsic values.
Pear Tree Polaris Small Cap Fund | Foreign Securities [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities. Small Cap Fund’s investments in or exposure to foreign securities (including ADRs, securities traded on non-U.S. exchanges) and foreign securities traded on U.S. exchanges may be adversely affected by political and economic conditions overseas, reduced market liquidity, or decreases in foreign currency values relative to the U.S. dollar. The value of a foreign security may change materially at times when U.S. markets are not open to trading.
Pear Tree Polaris Small Cap Fund | Risks of Investing in ADRs [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risks of Investing in ADRs. The risks of investing in ADRs include the risks of investing in individual U.S. equities, but they also include risks associated with investing in foreign equities. In addition, an ADR may not track the price of its associated underlying foreign security.
Pear Tree Polaris Small Cap Fund | Liquidity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. To meet shareholder redemption requests and other cash requirements, Small Cap Fund may have to sell certain portfolio securities at times when there may be few, if any, buyers, causing Small Cap Fund to accept sale prices below the amounts that had been used by the fund to determine its net asset value.
Pear Tree Polaris Small Cap Fund | Sector, including Financial Services [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Sector, including Financial Services. Small Cap Fund may have significant investments in one or more specific industry sectors, subjecting it to risks of that sector, which may be greater than general market risk. When Small Cap Fund invests significantly in financial services companies, it may perform poorly during a downturn in the financial services industry. Financial services companies may be adversely affected by, among other things, regulatory changes, the availability of capital, the costs of borrowing, the rate of debt defaults, interest rate movements and competition.
Pear Tree Polaris Small Cap Fund | Investments in Other Collective Investment Funds [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investments in Other Collective Investment Funds. To the extent that Small Cap Fund invests in mutual funds, exchange-traded funds (“ETFs”), and business development companies (“BDCs”), Small Cap Fund’s investment performance would be directly related to the investment performance of the other funds. It also would bear its proportionate share of any management and other fees paid by the other funds, subjecting Small Cap Fund shareholders to some duplication of fees.
Pear Tree Polaris Small Cap Fund | Risk Nondiversified Status [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification. Small Cap Fund is “non-diversified,” As a result, a decline in the value of the securities of one issuer could have a significant negative effect on Small Cap Fund.
Pear Tree Polaris Small Cap Fund | Currency and Option Contracts and Other Derivatives [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Currency and Option Contracts and Other Derivatives. Small Cap Fund’s investments in currency futures, forwards, options and other derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value of the instrument may not increase or decrease as expected. Options contracts also are subject to the risks of leveraged transactions, and it may be difficult or impossible for Small Cap Fund to liquidate an open option contract.
Pear Tree Polaris Small Cap Fund | Cybersecurity and Technology Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Cybersecurity and Technology Risk. Small Cap Fund, its service providers, and other market participants increasingly depend on complex information technology and communications systems, which are subject to different threats and risks that could adversely affect Small Cap Fund and its shareholders. Cybersecurity and other operational and technology issues may result in financial losses to Small Cap Fund and its shareholders.
Pear Tree Polaris Small Cap Fund | Russell 2000® Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(20.44%)
5 Years	rr_AverageAnnualReturnYear05	4.13%
10 Years	rr_AverageAnnualReturnYear10	9.01%
Pear Tree Polaris Small Cap Fund | Ordinary Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 156
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	483
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	834
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,824
Annual Return 2013	rr_AnnualReturn2013	40.21%
Annual Return 2014	rr_AnnualReturn2014	(6.81%)
Annual Return 2015	rr_AnnualReturn2015	(1.48%)
Annual Return 2016	rr_AnnualReturn2016	20.88%
Annual Return 2017	rr_AnnualReturn2017	6.42%
Annual Return 2018	rr_AnnualReturn2018	(10.88%)
Annual Return 2019	rr_AnnualReturn2019	23.50%
Annual Return 2020	rr_AnnualReturn2020	(4.78%)
Annual Return 2021	rr_AnnualReturn2021	24.23%
Annual Return 2022	rr_AnnualReturn2022	(5.10%)
1 Year	rr_AverageAnnualReturnYear01	(5.10%)
5 Years	rr_AverageAnnualReturnYear05	4.32%
10 Years	rr_AverageAnnualReturnYear10	7.42%
Pear Tree Polaris Small Cap Fund | Ordinary Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.14%)
5 Years	rr_AverageAnnualReturnYear05	2.65%
10 Years	rr_AverageAnnualReturnYear10	5.79%
Pear Tree Polaris Small Cap Fund | Ordinary Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.52%)
5 Years	rr_AverageAnnualReturnYear05	3.20%
10 Years	rr_AverageAnnualReturnYear10	5.62%
Pear Tree Polaris Small Cap Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.12%	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.16%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 118
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	394
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	691
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,535
1 Year	rr_AverageAnnualReturnYear01	(4.75%)
5 Years	rr_AverageAnnualReturnYear05	4.71%
10 Years	rr_AverageAnnualReturnYear10	7.77%
Pear Tree Polaris Small Cap Fund | R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 115
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	359
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	622
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,375

[1]	The Manager, in its capacity as transfer agent to Pear Tree Funds, has contractually agreed until July 31, 2024 to waive such portion of the fees that it would otherwise receive for serving as transfer agent under its agreement with Pear Tree Funds such that the aggregate transfer agent fee with respect to Institutional Shares would be calculated using an annual rate of 0.04 percent of Small Cap Fund’s net assets attributable to Institutional Shares. This fee waiver only may be terminated with the approval of the Trustees. This fee waiver does not apply to Ordinary Shares. The Manager does not have a right to recoup from Small Cap Fund amounts that it has waived under that agreement.